Note 8 - Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Note 8 - Inventories	NOTE 8 - INVENTORIES Inventories consist of the following:
	31-Mar-16	31-Dec-15
	US$	US$
Raw material	$0	$0
Work in process	838,785	496,971
Finished goods	0	0
	$838,785	$496,971
279283	NOTE 8 - INVENTORIES Inventories consist of the following:
	31-Dec-15	31-Dec-14
	US$	US$
Raw material	$0	$0
Work in process	496,971	279,783
Finished goods	0	0
	$496,971	$279,783